Annual Total Returns (Vanguard Explorer Fund - Investor Shares Retail) (Vanguard Explorer Fund, Vanguard Explorer Fund - Investor Shares)	12 Months Ended
Oct. 31, 2014
Vanguard Explorer Fund | Vanguard Explorer Fund - Investor Shares
Annual Total Return
2014	3.91%
2013	44.36%
2012	14.89%
2011	(1.89%)
2010	27.43%
2009	36.21%
2008	(40.40%)
2007	5.06%
2006	9.70%
2005	9.28%